Employee Benefits - Fair Values For Other Postretirement Benefit Plans By Asset Category (Detail) - Health Care and Life - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	$ 743	$ 1,175	$ 1,119
Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	567	848
Fair Value, Inputs, Level 1, 2 and 3 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	220	471
Fair Value, Inputs, Level 1, 2 and 3 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	225	239
Fair Value, Inputs, Level 1, 2 and 3 | U.S. Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	28	24
Fair Value, Inputs, Level 1, 2 and 3 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	76	96
Fair Value, Inputs, Level 1, 2 and 3 | International bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	18	18
Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	514	808
Level 1 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	167	431
Level 1 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	225	239
Level 1 | U.S. Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	28	24
Level 1 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	76	96
Level 1 | International bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	18	18
Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	53	40
Level 2 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	53	40
Level 2 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 2 | U.S. Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 2 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 2 | International bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 3 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 3 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 3 | U.S. Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 3 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 3 | International bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Investments measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	$ 176	$ 327